Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net earnings	$ 5,159	$ 1,841	$ 2,916
Other comprehensive income (loss):
Unrealized holding gains on securities available for sale	9,316	46	214
Reclassification adjustment for other than temporary impairment losses included in net earnings	144	291	723
Reclassification adjustment for gains on sales and write-downs of securities available for sale included in net earnings	(4,406)	(3,348)	(1,795)
Unrealized holding losses on derivative financial instruments qualifying as cash flow hedges	(648)	(1,114)	(2,726)
Reclassification adjustment for gains on derivative financial instruments qualifying as cash flow hedges included in net earnings	0	0	(1)
Total other comprehensive income (loss), before income taxes	4,406	(4,125)	(3,585)
Income tax expense (benefit) related to other comprehensive income (loss):
Unrealized holding gains on securities available for sale	3,629	18	83
Reclassification adjustment for losses on sales and write-downs of securities available for sale included in net earnings	(1,660)	(1,191)	(417)
Unrealized holding losses on derivative financial instruments qualifying as cash flow hedges	(252)	(434)	(632)
Total income tax expense (benefit) related to other comprehensive income	1,717	(1,607)	(966)
Total other comprehensive income (loss), net of tax	2,689	(2,518)	(2,619)
Total comprehensive income (loss)	$ 7,848	$ (677)	$ 297